Expected Credit Losses (Tables)	12 Months Ended
Dec. 31, 2023
Expected Credit Losses [Abstract]
Schedule of Composition of Expected Credit Loss	The composition is as follows:
	2023	2022	2021
	MCh$	MCh$	MCh$
Expense of allowances established for credit risk	321,829	418,416	93,710
Expense of provisions for contingent loans	(53,875)	51,445	(5,132)
Recovery of written-off credits	(63,256)	(65,740)	(70,407)
Impairments for credit risk from financial assets at fair value through other comprehensive income	(2,754)	8,009	1,001
Total	201,944	412,130	19,172

Schedule of Expense of Provisions Constituted for Credit Risk and Expected Credit Losses	Summary of the expense of provisions constituted for credit risk and expected credit losses:
	Expense of provisions constituted in the year
	Evaluation
	Individual	Group	Total
As of December 31, 2023	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	—	—	—
Allowances released	(270)	—	(270)
Subtotal	(270)	—	(270)
Commercial loans
Allowances established	—	65,734	65,734
Allowances released	(28,145)	—	(28,145)
Subtotal	(28,145)	65,734	37,589
Residential mortgage loans
Allowances established	—	(8,422)	(8,422)
Allowances released	—	—	—
Subtotal	—	(8,422)	(8,422)
Consumer loans
Allowances established	—	292,932	292,932
Allowances released	—	—	—
Subtotal	—	292,932	292,932
Expense of allowances established for credit risk	(28,415)	350,244	321,829

Contingent loans
Loans and advances to Banks			—
Commercial loans			(15,670)
Consumer loans			(38,205)
Expenses of provisions for contingent loans			(53,875)

Impairments for credit risk from financial assets at fair value through other comprehensive income			(2,754)

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(19,660)
Residential mortgage loans			(11,716)
Consumer loans			(31,880)
Subtotal			(63,256)
Total Expected Credit Losses			201,944

	Expense of provisions constituted in the year
	Evaluation
	Individual	Group	Total
As of December 31, 2022	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	1,792	—	1,792
Allowances released	—	—	—
Subtotal	1,792	—	1,792
Commercial loans
Allowances established	23,542	67,256	90,798
Allowances released	—	—	—
Subtotal	23,542	67,256	90,798
Residential mortgage loans
Allowances established	—	22,706	22,706
Allowances released	—	—	—
Subtotal	—	22,706	22,706
Consumer loans
Allowances established	—	303,120	303,120
Allowances released	—	—	—
Subtotal	—	303,120	303,120
Expense of allowances established for credit risk	25,334	393,082	418,416

Contingent loans
Loans and advances to Banks			—
Commercial loans			30,645
Consumer loans			20,800
Expenses of provisions for contingent loans			51,445

Impairments for credit risk from financial assets at fair value through other comprehensive income			8,009

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(26,554)
Residential mortgage loans			(10,481)
Consumer loans			(28,705)
Subtotal			(65,740)
Total Expected Credit Losses			412,130

	Expense of provisions constituted in the year
	Evaluation
	Individual	Group	Total
As of December 31, 2021	MCh$	MCh$	MCh$
Loans and advances to Banks
Allowances established	—	—	—
Allowances released	(377)	—	(377)
Subtotal	(377)	—	(377)
Commercial loans
Allowances established	—	50,433	50,433
Allowances released	(113,370)	—	(113,370)
Subtotal	(113,370)	50,433	(62,937)
Residential mortgage loans
Allowances established	—	15,046	15,046
Allowances released	—	—	—
Subtotal	—	15,046	15,046
Consumer loans
Allowances established	—	141,978	141,978
Allowances released	—	—	—
Subtotal	—	141,978	141,978
Expense of allowances established for credit risk	(113,747)	207,457	93,710

Contingent loans
Loans and advances to Banks			—
Commercial loans			3,784
Consumer loans			(8,916)
Expenses of provisions for contingent loans			(5,132)

Impairments for credit risk from financial assets at fair value through other comprehensive income			1,001

Recovery of written-off credits
Loans and advances to Banks			—
Commercial loans			(15,480)
Residential mortgage loans			(7,922)
Consumer loans			(47,005)
Subtotal			(70,407)
Total Expected Credit Losses			19,172